Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Revenue by Business Segment

Revenue by business segment is as follows:

	For the nine months ended September 30,
	2014	2013
Product Sales and Services	$38,954	$11,078
Technology Licensing	2,541	—
Technology Development	1,063	522

Total	$42,558	$11,600

Revenue for the four business segments are shown as follows:

	2013	2012
Product Sales and Services	$20,076	$17,400
Technology Licensing	—	10,000
Technology Development	522	—

Total	$20,598	$27,400

Gain (Loss) from Operations for Business Segments and Unallocated Costs and Expenses

Income (loss) from operations for the business segments and unallocated costs and expenses are as follows:

	For the nine months ended September 30,
	2014	2013
Product Sales and Services	$841	$(2,448)
Technology Licensing	1,445	(1,392)
Technology Development	793	317
Shared Services	(6,102)	(4,641)
Unallocated costs and expenses	(1,742)	(989)

Income (loss) from operations	$(4,765)	$(9,153)

The loss from operations for the business segments and unallocated costs and expenses are as follows:

	2013	2012
Product Sales and Services	$(3,452)	$(6,924)
Technology Licensing	(1,587)	9,183
Technology Development	317	(22)
Shared Services	(6,516)	(6,219)
Unallocated costs and expenses	(2,513)	(5,675)

Loss from operations	$(13,751)	$(9,657)

Components of Unallocated Cost and Expenses

Unallocated cost and expenses consist of:

	For the nine months ended September 30,
	2014	2013
Depreciation and amortization	$(763)	$(771)
Stock-based compensation expenses	(746)	(264)
Noncash restructuring charges	—	(23)
Other	(233)	69

Total	$(1,742)	$(989)

Unallocated costs and expenses consist of:

	2013	2012
Depreciation and amortization	$(985)	$(1,726)
Stock-based compensation expense	(701)	(971)
Loss from disposals of property and equipment	—	(44)
Asset held for sale loss	(768)	—
Noncash restructuring charges	(70)	(1,512)
Impairment of long-lived assets	—	(1,451)
Other	11	29

	$(2,513)	$(5,675)

Schedule of Business Segment Assets

Total business segment assets are as follows:

	September 30, 2014	December 31, 2013
Product Sales and Services	$25,817	$17,583
Technology Licensing	653	1,059
Technology Development	111	274
Shared Services	176	290
Unallocated assets	16,273	8,339

Total	$43,030	$27,545

Total business segment assets are as follow:

	2013	2012
Product Sales and Services	$17,583	$11,889
Technology Licensing	1,059	709
Technology Development	274	—
Shared Services	290	370
Unallocated assets	8,339	7,058

Total	$27,545	$20,026

Components of Unallocated Assets

Unallocated assets consist of the following:

	September 30, 2014	December 31, 2013
Cash	$15,956	$4,236
Other current assets	—	372
Property, plant and equipment, net	36	47
Deferred tax assets	281	2,384
Asset held for sale	—	1,300

Total	$16,273	$8,339

Unallocated assets consist of the following:

	2013	2012
Cash	$4,236	$4,241
Other current assets	372	209
Property, plant and equipment, net	47	122
Deferred tax assets	2,384	409
Asset held for sale	1,300	2,077

Total	$8,339	$7,058

Geographic Information of Revenue by Region

Geographic information about revenue, based on shipments and/or services to customers by region, is as follows:

	For the nine months ended September 30,
	2014	2013
United States	$5,048	$3,576
United Kingdom	15,865	4,074
Italy	13,914	3,600
Brazil	6,269	—
Asia	1,406	—
Rest of the world	56	350

Total	$42,558	$11,600

Geographic information about revenue, based on shipments and/or services to customers by region, is as follows:

	2013	2012
United States	$4,532	$3,653
United Kingdom	6,926	11,445
Italy	8,760	302
China	—	12,000
Rest of the world	380	—

Total	$20,598	$27,400

Geographic Information of Long-Lived Assets by Regions

Geographic information about long-lived assets associated with particular regions is as follows:

	September 30, 2014	December 31, 2013
United States	$2,497	$3,865
Rest of the world	218	80

Consolidated Total	$2,715	$3,945

Geographic information about long-lived assets associated with particular regions is as follows:

	2013	2012
United States	$3,865	$5,273
Rest of the world	80	122

Consolidated Total	$3,945	$5,395